Note 13 Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial assets at fair value through other comprehensive income [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		€ 1,451	€ 1,217	€ 1,198	[1]
Debt securities at fair value through other comprehensive income	[2]	57,526	60,963	64,150	[1],[3]
Loans and advances to credit institutions at fair value through other comprehensive income		25	26	26	[1]
Financial assets at fair value through other comprehensive income		59,002	62,205	65,374	[1]
of which loss allowances of debt securities		€ (112)	€ (84)	€ (123)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) During financial years 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”. In 2022, it includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 in 2022 (see Note 1.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)